STOCK-BASED COMPENSATION - Summary of Stock-based Compensation Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 67	$ 60
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	28	3
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	51	57
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	9	6
Equity derivative effect, net of interest receipt
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ (21)	$ (6)